OTHER EQUITY INSTRUMENTS - Additional Information (Details) £ in Millions	1 Months Ended		12 Months Ended
	Jun. 30, 2024 GBP (£)	May 31, 2024 GBP (£)	Dec. 31, 2024 GBP (£)
Disclosure Of Other Equity Instruments [Line Items]
Common equity tier 1 capital ratio minimum			7.00%
AT One capital securities
Disclosure Of Other Equity Instruments [Line Items]
Distribution rate reset, period			5 years
- £400m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities issued		£ 400	£ 400
Interest rate		0.0875	0.0875
£500m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities issued	£ 500		£ 500
Interest rate	0.0675		0.0675
- £450m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities issued			£ 450
Interest rate			0.0425
- £500m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities issued			£ 500
Interest rate			0.0630
- £750m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities issued			£ 750
Interest rate			0.0650